Borrowings - Maximum aggregate balance of federal funds purchased and repurchase agreements (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Debt Disclosure [Abstract]
Maximum aggregate balance outstanding at any month-end	$ 92,101	$ 195,498
Average montly aggregate balance outstanding	$ 91,394	$ 143,718
Weighted average interest rate for the year	0.35%	1.63%
Weighted average interest rate at December 31	0.26%	1.11%